Unaudited Condensed Consolidated Statements of Changes in Shareholders' Equity - USD ($) $ in Millions	Issued Capital Gross [Member]	Issuance Cost [Member]	Capital Reserve Capital Transactions And Treasury Shares [Member]	Cumulative Translation Adjustment [Member]	Cash Flow Hedge Highly Probable Future Exports [Member]	Actuarial Gains Losses On Defined Benefit Pension Plans [Member]	Other Comprehensive Income Loss And Deemed Cost [Member]	Profit Reserves [Member]	Retained earnings [member]	Equity Attributable To Shareholders Of Petrobras [Member]	Non-controlling interests [member]	Total
Beginning balance, value at Dec. 31, 2022	$ 107,380	$ (279)	$ 1,144	$ (74,171)	$ (17,507)	$ (12,576)	$ (933)	$ 66,434		$ 69,492	$ 344	$ 69,836
IfrsStatementLineItems [Line Items]
Capital transactions											(49)	(49)
Net income									13,169	13,169	60	13,229
Other comprehensive income (loss)				1,263	4,687	(72)	206			6,084	22	6,106
Appropriations:
Dividends								(6,864)	(4,970)	(11,834)	(45)	(11,879)
Ending balance, value at Jun. 30, 2023	107,380	(279)	1,144	(72,908)	(12,820)	(12,648)	(727)	59,570	8,206	76,918	332	77,250
Beginning balance, value at Dec. 31, 2023	107,380	(279)	410	(73,004)	(12,020)	(15,879)	(666)	72,641		78,583	392	78,975
IfrsStatementLineItems [Line Items]
Treasury shares			(381)							(381)		(381)
Capital transactions											126	126
Net income									4,438	4,438	42	4,480
Other comprehensive income (loss)				(1,923)	(4,853)	1,265	(159)			(5,670)	(59)	(5,729)
Expired unclaimed dividends									8	8		8
Appropriations:
Dividends								(7,178)	(2,615)	(9,793)	(38)	(9,831)
Ending balance, value at Jun. 30, 2024	$ 107,380	$ (279)	$ 29	$ (74,927)	$ (16,873)	$ (14,614)	$ (825)	$ 65,463	$ 1,831	$ 67,185	$ 463	$ 67,648